Employee Benefits - Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Interest rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	(14.20%)	(14.10%)
Impact on provision for decrease in assumption, percentage	17.20%	17.00%
Impact on provision for increase in assumption	₺ (341,145)	₺ (342,918)
Impact on provision for decrease in assumption	₺ 412,978	₺ 413,204
Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	6.60%	17.20%
Impact on provision for decrease in assumption, percentage	(22.70%)	(14.40%)
Impact on provision for increase in assumption	₺ 158,561	₺ 419,284
Impact on provision for decrease in assumption	₺ (545,352)	₺ (350,214)